Other operating income	12 Months Ended
Mar. 31, 2024
Disclosure of Other Operating Income [Abstract]
Other operating income
26.
Other operating income

	For the year ended March 31,
	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Income from sale of emission reduction certificates	2,626	1,045	580	6
Others	68	60	49	1
Total	2,694	1,105	629	7